Property, plant and equipment (Tables)	12 Months Ended
Sep. 30, 2025
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

Buildings	10 to 40 years
Leasehold improvements	Lesser of the useful life or lease term
Furniture, fixtures and equipment	3 to 10 years
Computer equipment	3 to 5 years

	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2024	80,530	253,250	145,201	624,319	1,103,300
Additions	2,378	29,004	6,729	81,430	119,541
Additions - business acquisitions (Note 27)	737	7,327	4,130	3,201	15,395
Disposals/retirements	(2,857)	(28,914)	(8,566)	(85,580)	(125,917)
Foreign currency translation adjustment	2,406	9,194	4,816	26,844	43,260
As at September 30, 2025	83,194	269,861	152,310	650,214	1,155,579
Accumulated depreciation
As at September 30, 2024	25,983	173,539	90,258	446,697	736,477
Depreciation expense (Note 24)	3,535	25,166	13,219	92,323	134,243
Impairment (Note 24)	—	1,532	215	139	1,886
Disposals/retirements	(1,432)	(28,914)	(8,566)	(85,580)	(124,492)
Foreign currency translation adjustment	921	7,086	2,751	18,807	29,565
As at September 30, 2025	29,007	178,409	97,877	472,386	777,679
Net carrying amount as at September 30, 2025	54,187	91,452	54,433	177,828	377,900

	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2023	81,381	256,804	149,271	620,371	1,107,827
Additions	6,032	17,724	12,253	72,515	108,524
Additions - business acquisitions (Note 27)	—	96	196	1,086	1,378
Disposals/retirements	(10,236)	(27,142)	(19,273)	(86,710)	(143,361)
Foreign currency translation adjustment	3,353	5,768	2,754	17,057	28,932
As at September 30, 2024	80,530	253,250	145,201	624,319	1,103,300
Accumulated depreciation
As at September 30, 2023	26,979	165,260	94,710	431,602	718,551
Depreciation expense (Note 24)	2,550	28,974	12,988	90,306	134,818
Impairment (Note 24)	115	1,966	465	149	2,695
Disposals/retirements	(4,985)	(26,945)	(19,273)	(86,710)	(137,913)
Foreign currency translation adjustment	1,324	4,284	1,368	11,350	18,326
As at September 30, 2024	25,983	173,539	90,258	446,697	736,477
Net carrying amount as at September 30, 2024	54,547	79,711	54,943	177,622	366,823